iShares®

iShares Trust

Supplement dated December 19, 2024

to the currently effective Statement of Additional Information (the “SAI”) for the

iShares® iBonds® 2024 Term High Yield and Income ETF* (IBHD),

iShares® iBonds® Dec 2024 Term Corporate ETF* (IBDP),

and iShares® iBonds® Dec 2024 Term Treasury ETF* (IBTE)

(collectively, the “Funds”)

*The iShares iBonds 2024 Term High Yield and Income ETF may also conduct business as the iBonds 2024 Term High Yield and Income ETF. The iShares iBonds Dec 2024 Term Corporate ETF may also conduct business as the iBonds Dec 2024 Term Corporate ETF. The iShares iBonds Dec 2024 Term Treasury ETF may also conduct business as the iBonds Dec 2024 Term Treasury ETF.

The Funds have liquidated effective December 19, 2024. All references to the Funds in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-iBondsLiquidations-1224

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